SUBSEQUENT EVENTS (Details) - Jul. 28, 2022 - Subsequent Event € in Millions, $ in Millions	USD ($)	EUR (€)
Subsequent Event [Line Items]
Authorized amount of share repurchases | $	$ 300
Stock repurchase program, remaining authorized repurchase amount | €		€ 100